RELATED PARTIES (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts charged to general and administrative expense	$ 343	$ 239	$ 365	$ 413	$ 262